Reinsurance Assets - Assets Arising from Reinsurance Contracts (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of types of insurance contracts [Line Items]
Reinsurance assets	€ 20,507	€ 19,202
Continuing operation [member]
Disclosure of types of insurance contracts [Line Items]
Reinsurance assets	6,900	6,648
Exit of a business [member]
Disclosure of types of insurance contracts [Line Items]
Reinsurance assets	€ 13,606	€ 12,553